Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Fundamental Income Properties, LLC

FIP Master Funding I, LLC

FIP Master Funding II, LLC

FIP Master Funding III, LLC

FIP Master Funding IV, LLC

FIP Master Funding V, LLC

FIP Master Funding VI, LLC

FIP Master Funding VIII, LLC

FIP Master Funding IX, LLC

FIP Master Funding X, LLC

FIP Master Funding XI, LLC

FIP Master Funding XIII, LLC

FIP Master Funding XIV, LLC

FIP Master Funding XVI, LLC

FIP Master Funding XIX, LLC

FIP Ontario Investments ULC

2425 East Camelback Road, Suite 700

Phoenix, Arizona 85016

25 September 2023

Re:

FIP Master Funding I, LLC, FIP Master Funding II, LLC, FIP Master Funding III, LLC, FIP Master Funding IV, LLC, FIP Master Funding V, LLC, FIP Master Funding VI, LLC, FIP Master Funding VIII, LLC, FIP Master Funding IX, LLC, FIP Master Funding X, LLC, FIP Master Funding XI, LLC, FIP Master Funding XIII, LLC, FIP Master Funding XIV, LLC, FIP Master Funding XVI, LLC, FIP Master Funding XIX, LLC and FIP Ontario Investments ULC (collectively, the “Issuers”)

Fundamental Income Net-Lease Mortgage Notes, Series 2023-2 (the “Notes”)

Property and Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Fundamental Income Properties, LLC (the “Property Manager”), the Issuers and Atlas SP Securities, a division of Apollo Global Securities, LLC (“ATLAS SP,” together with the Property Manager and Issuers, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool consisting primarily of (i) fee titles to, and leasehold interests in ground leases on, commercial real estate properties (the “Properties”) and (ii) each of the leases with respect to such Properties and all payments required thereunder (the “Leases,” together with the Properties, the “Collateral Pool”) (hereinafter, the description of the assets in the Collateral Pool are referred to as “commercial real estate properties and related leases”) relating to the Issuers’ securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Property Manager, on behalf of the Issuers, provided us with, or instructed us to obtain, as applicable:

a.	Electronic data files:

i.	Labeled “FIP Data Tape_2.1.2023_EYv2.xlsx“ and the corresponding record layout and decode information, as applicable, with a tab labeled “PropData (ABS)” (the “2023-1 Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information as of 1 February 2023 (the “2023-1 Statistical Cut-off Date”) relating to a pool consisting of commercial real estate properties and related leases (the “Related Series Properties and Leases”),

ii.	Labeled “FIP Data Tape_6.30.2023_2023-2 v2.xlsx” and the corresponding record layout and decode information, as applicable, with a tab labeled “PropData 2023.06.01 (Upsize)” (the “Upsize Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information as of 1 June 2023 (the “Statistical Cut-off Date”) relating to a pool consisting of commercial real estate properties (the “Upsize Properties”) and related leases (the “Upsize Leases,” together with the Upsize Properties, the “Upsize Collateral Pool”) that are expected to be representative of the Collateral Pool,

iii.	Labeled “FIP Data Tape_6.30.2023_2023-2 (9.19.2023).xlsx” and the corresponding record layout and decode information, as applicable, with:

(1)	A tab labeled “PropData 2023.06.01 (Base)” (the “Base Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information as of the Statistical Cut-off Date relating to a pool consisting of commercial real estate properties (the “Base Properties”) and related leases (the “Base Leases,” together with the Base Properties, the “Base Collateral Pool”) that are expected to be representative of the Collateral Pool and

(2)	A tab labeled “PropData 2023.06.01 (Upsize)” (the “Final Upsize Data File,” together with the 2023-1 Data File, Upsize Data File and Base Data File, the “Provided Data Files”), that the Property Manager, on behalf of the Issuers, indicated contains updated information as of the Statistical Cut-off Date relating to the Upsize Collateral Pool and

iv.	Labeled “FIP Rent Escalation Reconciliation_6.30.2023_2023-2.xlsx” and the corresponding record layout and decode information, as applicable (the “FIP Rent Escalation Reconciliation”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the current monthly rent Sample Characteristic (as defined below) for each 2023-2 Property and Lease,

b.	A schedule and the corresponding record layout and decode information, as applicable (the “NAICS Code Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the sector and industry group for the 2023-2 Properties and Leases (as defined herein),

c.	Imaged copies of the:

i.	Lease agreement of master lease agreement, any corresponding amendments, estoppels or other related documents (collectively, the “Lease Agreement”),

ii.	The ground lease or other related documents (collectively and as applicable, the “Ground Lease”),

iii.	Appraisal report (the “Appraisal”),

iv.	The corporate guaranty or other related documents (collectively and as applicable, the “Corporate Guaranty”),

v.	The property condition report (the “Property Condition Report”) and

vi.	Survey, floor plan or other related documents (collectively and as applicable, the “Survey,” together with the Lease Agreement, Ground Lease, Appraisal, Corporate Guaranty and Property Condition Report the “Source Documents”),

as applicable, that the Property Manager on behalf of the Issuers, indicated relate to each 2023-2 Property and Lease,

d.	A schedule and the corresponding record layout and decode information, as applicable (the “FIP Corporate FCCR Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the corporate fixed charge coverage ratio (“FCCR”) for the 2023-2 Properties and Leases,

e.	A schedule and the corresponding record layout and decode information, as applicable (the “FIP Contract FCCR Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the contract FCCR for the 2023-2 Properties and Leases,

f.	A schedule and the corresponding record layout and decode information, as applicable (the “ME Beaumont Rent Schedule,” together with the FIP Rent Escalation Reconciliation, NAICS Code Schedule, Source Documents, FIP Corporate FCCR Schedule and FIP Contract FCCR Schedule, the “Sources”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the current monthly rent Sample Characteristic for Property and Lease Number 187 (as defined herein),

g.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A,

h.	The list of relevant characteristics (the “Provided Characteristics”) on the Provided Data Files, which are shown on Exhibit 2 to Attachment A, on which the Property Manager, on behalf of the Issuers, instructed us to perform no procedures, and

i.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 288 fee title to, and leasehold interests in ground leases on, commercial real estate properties and each of the corresponding leases and all payments required thereunder on the Provided Data Files are referred to as Property and Lease Numbers 2 through 364, as shown on the Provided Data Files. For the avoidance of doubt, the Property and Lease Numbers are not sequential and are referenced exactly as they appear on the Provided Data Files.

For the purpose of the procedures described in this report, certain information contained on the Provided Data Files is the “Subject Matter” as of the date of this report. We performed certain procedures on earlier versions of the Subject Matter and communicated any differences prior to being provided the final Subject Matter which was subjected to the procedures described below.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuers are responsible for the Subject Matter, Provided Data Files, Sources, Sample Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Sources, Provided Characteristics or any other information provided to us or that we were instructed to obtain, as applicable, by the Property Manager, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Related Series Properties and Leases, Base Collateral Pool, Upsize Collateral Pool or Collateral Pool, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Property Manager, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Collateral Pool conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Collateral Pool,

iii.	Whether the originator(s) of the Collateral Pool complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Collateral Pool that would be material to the likelihood that the issuers of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuers and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 September 2023

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	For each commercial real estate property and related lease on the 2023-1 Data File and Upsize Data File, we compared the Property and Lease Number, as shown on the 2023-1 Data File, to the corresponding Property and Lease Number, as shown on the Upsize Data File, and noted that:

a.	All of the Related Series Properties and Leases were included on both the 2023-1 Data File and Upsize Data File and

b.	103 of the commercial real estate properties and related leases on the Upsize Data File were not included on the 2023-1 Data File (the “Upsize 2023-2 Properties and Leases”).

2.	For each Upsize 2023-2 Property and Lease, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Upsize Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item.

The Source(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Sample Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source is listed for a Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Upsize Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 1 to Attachment A. In addition, if a particular Source contained multiple values for the same Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Upsize Data File for the Sample Characteristic agreed with at least one of the values on the corresponding Source. We performed no procedures to reconcile any differences that may exist between various values on a Source for any Sample Characteristic.

3.	As instructed by the Property Manager, on behalf of the Issuer, we adjusted the information on the Upsize Data File to correct all the differences we noted in performing the procedures described in Item 2. and provided a list of such differences to the Property Manager. The Upsize Data File, as adjusted, is hereinafter referred to as the “Revised Upsize Data File.”

Attachment A Page 2 of 3

4.	For each commercial real estate property and related lease on the Revised Upsize Data File and Final Upsize Data File, we compared the Property and Lease Number, as shown on the Revised Upsize Data File, to the corresponding Property and Lease Number, as shown on the Final Upsize Data File, and noted that:

a.	All of the Upsize Properties and Upsize Leases were included on both the Revised Upsize Data File and Final Upsize Data File and

b.	One of the commercial real estate properties and related leases on the Final Upsize Data File was not included on the Revised Upsize Data File (the “Additional 2023-2 Property and Lease”).

The Additional 2023-2 Property and Lease together with the Upsize 2023-2 Properties and Leases are hereinafter referred to as the “2023-2 Property and Leases.”

5.	For each Upsize 2023-2 Property and Lease, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Final Upsize Data File, to the corresponding information, as shown on the Revised Upsize Data File. All such compared information was found to be in agreement.

6.	For the Additional 2023-2 Property and Lease, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Final Upsize Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.

The Source(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Sample Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source is listed for a Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Final Upsize Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 1 to Attachment A. In addition, if a particular Source contained multiple values for the same Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Final Upsize Data File for the Sample Characteristic agreed with at least one of the values on the corresponding Source. We performed no procedures to reconcile any differences that may exist between various values on a Source for any Sample Characteristic.

Attachment A Page 3 of 3

7.	For each commercial real estate property and related lease on the Base Data File and Final Upsize Data File, we compared the Property and Lease Number, as shown on the Base Data File, to the corresponding Property and Lease Number, as shown on the Final Upsize Data File, and noted that:

a.	All of the Base Properties and Base Leases were included on both the Base Data File and Final Upsize Data File and

b.	28 of the commercial real estate properties and related leases on the Final Upsize Data File were not included on the Base Data File.

For each Base Property and Base Lease on the Base Data File and the Final Upsize Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Data File, to the corresponding information, as shown on the Final Upsize Data File. All such compared information was found to be in agreement.

8.	For each Related Series Property and Lease, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item, all as shown on the 2023-1 Data File, to the corresponding information, as shown on the Final Upsize Data File. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

For the purpose of comparing the land (sqft) and building (sqft) Sample Characteristics, the Property Manager, on behalf of the Issuers, instructed us to round the land (sqft) and building (sqft), both as shown on the 2023-1 Data File, to the nearest square foot.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf of the Issuers, described in this Item.

9.	Using the:

a.	Lease Start Date, as shown on the Final Upsize Data File,

b.	Lease End Date, as shown on the Final Upsize Data File, and

c.	Statistical Cut-off Date,

we recalculated the:

i.	Original lease term (months) and

ii.	Remaining lease term (months)

Recalculated Characteristics for each Upsize Property and Upsize Lease on the Final Upsize Data File. We compared this recalculated information to the corresponding information on the Final Upsize Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source(s)

Sample Characteristic	Source(s)	Note(s)
Property number	Lease Agreement	i.

Tenant	Lease Agreement	ii.

Tenant sector	NAICS Code Schedule

Tenant industry group	NAICS Code Schedule	ii.

Corporate FCCR	FIP Corporate FCCR Schedule	iii.

Corp. statement date	FIP Corporate FCCR Schedule	iii.

Contract FCCR	FIP Contract FCCR Schedule

Unit statement date	FIP Contract FCCR Schedule

Current monthly rent	FIP Rent Escalation Reconciliation, ME Beaumont Rent Schedule	iv., v.

Master Lease (Y/N)	Lease Agreement

Guarantor	Lease Agreement or Corporate Guaranty

Land (sqft)	Survey, Appraisal or Property Condition Report

Building (sqft)	Survey, Appraisal or Property Condition Report	vi.

Lease start date	Lease Agreement	vii

Lease end date	Lease Agreement

Transfer of lease terms	Lease Agreement

Percentage rent	Lease Agreement

Lease type (NN/NNN)	Lease Agreement

Remaining renewal options	Lease Agreement

Date of last rent bump	Lease Agreement

Date of next rent bump	Lease Agreement

Rent increase type	Lease Agreement

City	Appraisal or Lease Agreement

State	Appraisal or Lease Agreement

Zip Code	Appraisal or Lease Agreement

Tenant purchase option	Lease Agreement

Exhibit 1 to Attachment A

Sample Characteristic	Source(s)	Note(s)
Appraised value	Appraisal

Land value	(a) Appraisal or (b) Appraisal and recalculation	viii.

Appraisal date	Appraisal

Single site lease	Lease Agreement or Ground Lease

Ground lease obligation	Lease Agreement or Ground Lease

Ground lessor	Lease Agreement or Ground Lease

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the tenant Sample Characteristic for each 2023-2 Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences due to abbreviations and truncations.

iii.	For the purpose of comparing the corporate FCCR and corp. statement date Sample Characteristics for each 2023-2 Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the same FCCR and date, as shown in the applicable Source(s), for any Property that has the same unique lease ID as listed in the applicable Source(s).

iv.	For the purpose of comparing the current monthly rent Sample Characteristic for each 2023-2 Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the same current monthly rent, as shown in the applicable Source(s), for any Property that has the same unique lease ID and an amount listed in the applicable Source(s).

v.	For the purpose of comparing the current monthly rent Sample Characteristic for each 2023-2 Property and Lease (except for Property and Lease Number 187), the Property Manager, on behalf of the Issuers, instructed us to use the FIP Rent Escalation Reconciliation as the Source(s).

For the purpose of comparing the current monthly rent Sample Characteristic for Property and Lease Number 187, the Property Manager, on behalf of the Issuers, instructed us to use the ME Beaumont Rent Schedule as the Source(s).

vi.	For the purpose of comparing the building (sqft) Sample Characteristic for each 2023-2 Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to round any square footage amounts, as shown in the applicable Source(s), to the nearest whole square foot.

Exhibit 1 to Attachment A

Notes: (continued)

vii.	For the purpose of comparing the lease start date Sample Characteristic for Property Lease Number 229, the Property Manager, on behalf of the Issuers, instructed us to use the “Substantial Completion Date” defined term in the applicable Source(s) as the lease start date.

viii.	For the purpose of comparing the land value Sample Characteristic for each 2023-2 Property and Lease (except for Property and Lease Numbers 232, 235 and 246), the Property Manager, on behalf of the Issuers, instructed us to use only the land value shown in the applicable Source(s).

For the purpose of comparing the land value Sample Characteristic for Property and Lease Numbers 232, 235 and 246, the Property Manager, on behalf of the Issuers, instructed us to calculate the sum of the land value and the excess land value, both as shown in the applicable Source(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described above.

Exhibit 2 to Attachment A

Provided Characteristics

Phase I (Y/N) Phase I Date Phase II (Y/N) Phase II (Date) Available Credit Ratings

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.

Exhibit 3 to Attachment A

Related Series Properties and Leases

Sample Characteristic Differences Between the 2023-1 Data File and the Final Upsize Data File

Property and Lease Number	Sample Characteristic	2023-1 Data File Value	Final Upsize Data File Value	Note(s)
29	City	Royalton	North Royalton	i.

49	Tenant	DE Pere RE, LLC	De Pere Cabinet, Inc.	ii.

50	Tenant	DE Pere RE, LLC	De Pere Cabinet, Inc.	ii.

57	Land (sqft)	211,373	211,737	iii.

72	Tenant	DE Pere RE, LLC	De Pere Cabinet, Inc.	ii.

89	Guarantor	ME Holdco, Inc.	Dave & Busters, Inc.; ME Holdco, Inc.	iv.

110	Building (sqft)	TBD	3,500	v.

117	Zip Code	47711	47715	vi.

122	Zip Code	47711	47714	vi.

166	Guarantor	Carr Management, Inc.	Altium Packaging LLC	vii., viii.
	Remaining Renewal Options	3, 5-Year Renewal Option	4, 5-Year Renewal Option

167	Remaining Renewal Options	3, 5-Year Renewal Option	4, 5-Year Renewal Option	viii.

168	Building (sqft)	3,943	3,944	viii., ix.
	Remaining Renewal Options	3, 5-Year Renewal Option	4, 5-Year Renewal Option

190	Rent Increase Type	5% every 3-years	5.75% every 3-years	x.

191	Rent Increase Type	5% every 3-years	5.75% every 3-years	x.

192	Rent Increase Type	5% every 3-years	5.75% every 3-years	x.

193	Rent Increase Type	5% every 3-years	5.75% every 3-years	x.

Exhibit 3 to Attachment A

Property and Lease Number	Sample Characteristic	2023-1 Data File Value	Final Upsize Data File Value	Note(s)
194	Rent Increase Type	5% every 3-years	5.75% every 3-years	x.

195	Rent Increase Type	5% every 3-years	5.75% every 3-years	x.

217	Tenant	DE Pere RE, LLC	De Pere Cabinet, Inc.	ii.
	Master Lease (Y/N)	Y	N

Notes:

i.	The Property Manager, on behalf of the Issuers, provided an amendment to the master lease for Property and Lease Number 29. For the purpose of comparing the city Sample Characteristic for Property and Lease Number 29, the Property Manager, on behalf of the Issuers, instructed us to use the amended master lease as the Source. The city Sample Characteristic information for Property and Lease Number 29 was found to be in agreement with the information as shown on the Final Upsize Data File.

ii.	The Property Manager, on behalf of the Issuers, provided an assignment to new tenant for Property and Lease Numbers 49, 50, 72 and 217. For the purpose of comparing the tenant Sample Characteristic for Property and Lease Numbers 49, 50, 72 and 217, the Property Manager, on behalf of the Issuers, instructed us to use the assignment to new tenant as the Source. The tenant Sample Characteristic information for Property and Lease Numbers 49, 50, 72 and 217 were found to be in agreement with the information as shown on the Final Upsize Data File.

iii.	The Property Manager, on behalf of the Issuers, instructed us to use page 2 of the survey Source for Property and Lease Number 57. For the purpose of comparing the land (sqft) Sample Characteristic for Property and Lease Number 57, the Property Manager, on behalf of the Issuers, instructed us to use the survey as the Source. The land (sqft) Sample Characteristic information for Property and Lease Number 57 was found to be in agreement with the information as shown on the Final Upsize Data File.

iv.	The Property Manager on behalf of the Issuers, provided an amendment to the guaranty agreement for Property and Lease Number 89. For the purpose of comparing the guarantor Sample Characteristic for Property and Lease Number 89, the Property Manager, on behalf of the Issuers, instructed us to use the amended guaranty agreement as the Source. The guarantor Sample Characteristic information for Property and Lease Number 89 was found to be in agreement with the information as shown on the Final Upsize Data File.

Exhibit 3 to Attachment A

Notes: (continued)

v.	The Property Manager on behalf of the Issuers, provided an updated appraisal for Property and Lease Number 110. For the purpose of comparing the building (sqft) Sample Characteristic for Property and Lease Number 110, the Property Manager, on behalf of the Issuers, instructed us to use the updated appraisal as the Source. The building (sqft) Sample Characteristic information for Property and Lease Number 110 was found to be in agreement with the information as shown on Final Upsize Data File.

vi.	The Property Manager on behalf of the Issuers, provided an amended master lease for Property and Lease Numbers 117 and 122. For the purpose of comparing the zip code Sample Characteristic for Property and Lease Numbers 117 and 122, the Property Manager, on behalf of the Issuers, instructed us to use the amended master lease as the Source. The zip code Sample Characteristic information for Property and Lease Numbers 117 and 122 were found to be in agreement with the information as shown on the Final Upsize Data File.

vii.	The Property Manager on behalf of the Issuers, provided an assignment to new guarantor for Property and Lease Number 166. For the purpose of comparing the guarantor Characteristic for Property and Lease Number 166, the Property Manager, on behalf of the Issuers, instructed us to use the assignment to new tenant as the Source. The guarantor Sample Characteristic information for Property and Lease Number 166 was found to be in agreement with the information as shown on the Final Upsize Data File.

viii.	The Property Manager on behalf of the Issuers, provided an amended master lease for Property and Lease Numbers 166, 167 and 168. For the purpose of comparing the remaining renewal options Sample Characteristic for Property and Lease Numbers 166, 167 and 168, the Property Manager, on behalf of the Issuers, instructed us to use the amended master lease as the Source. The remaining renewal options Sample Characteristic information for Property and Lease Numbers 166, 167 and 168 were found to be in agreement with the information as shown on the Final Upsize Data File.

ix.	The Property Manager on behalf of the Issuers, instructed us to round any square footage amounts, as shown in the applicable Source Document, to the nearest whole square foot for Property and Lease Number 168. The building (sqft) Sample Characteristic information for Property and Lease Number 168 was found to be in agreement with the information as shown on the Final Upsize Data File.

x.	The Property Manager on behalf of the Issuers, provided an amended master lease for Property and Lease Numbers 190, 191, 192, 193, 194 and 195. For the purpose of comparing the rent increase type Sample Characteristic for Property and Lease Numbers 190, 191, 192, 193, 194 and 195, the Property Manager, on behalf of the Issuers, instructed us to use the amended master lease as the Source. The rent increase type Sample Characteristic information for Property and Lease Numbers 190, 191, 192, 193, 194 and 195 were found to be in agreement with the information as shown on the Final Upsize Data File.